Convertible Debt and Treasury Stock	12 Months Ended
Dec. 31, 2013
Convertible Debt and Treasury Stock.
Convertible Debt and Treasury Stock

18.Convertible Debt and Treasury Stock

Convertible Debt

In 2003, the Company issued a $100 million of zero-coupon, convertible, subordinated notes due in 2023. The zero coupon notes were issued at par and bear no interest. For the year ended December 31, 2011, the Company issued 3.8 million new ordinary shares to settle conversion requests equivalent to $96.8 million, reducing the convertible debt amount to $2.2 million as of December 31, 2011. For the year ended December 31, 2012, the Company issued 0.1 million new ordinary shares to settle conversion requests equivalent to $2.0 million and redeemed the remaining $200,000 convertible debt with cash.  No balance of convertible notes was related to the zero-coupon debt issued in 2003 thereafter. There was no impact in the financial statement arising from the zero-coupon, convertible, subordinated notes in 2013.

In November 2013, the Company issued $800 million in aggregate principle amount of 1.00% coupon interest convertible senior notes due on December 1, 2018 (the “Notes”) at par. The Notes may be converted into ordinary shares of the Company proceeding December 1, 2018 in $1,000 principal amount or an integral multiple of $1,000 in excess thereof, at the option of the holder, which is equivalent to an initial conversion price of approximately $ 123.70 per ordinary share, subject to adjustment. The conversion rate may be adjusted under certain circumstances, such as distribution of dividends and stock splits. In addition, upon a make-whole fundamental change, the Company will, under certain circumstances, increase the applicable conversion rate for a holder that elects to convert its Notes in connection with such make-whole fundamental change. As of December 1, 2018, unless earlier converted, the Company is required to redeem or repurchase the notes.

The net proceeds to the Company from the issuance of the Notes were $783.2 million, net of issuance cost of $16.8 million. Concurrently, the Company repurchased its shares of $100.0 million from the open market. The Company pays cash interest at an annual rate of 1.00% on the Notes, payable semiannually in arrears in cash on June 1 and December 1 of each year, beginning June 1, 2014. The issuance costs of the Notes are being amortized to interest expense to the earliest conversion date of the Notes (“December 1, 2016”).

Concurrently with the issuance of the Notes, the Company offered a put option (“Put Option”) to the holders of the Notes, which enable the holders to have the right to require the Company to repurchase for cash all or part of the Notes at a price equal to 100% of the principal amount of the Notes plus accrued and unpaid interest to the repurchase date (“December 1, 2016”). If a fundamental change (as defined in the Indenture) occurs prior to the maturity date, the Holders may require the Company to purchase for cash all or any portion of the Notes at a purchase price equal to 100% of the principal amount of the Notes to be purchased plus accrued and unpaid interest, if any, to, but excluding, the fundamental change purchase date. The Company believes that the likelihood of occurrence of events considered the fundamental change is remote.

In accordance with ASC 815-10-15, the Company concluded that (i) The Put Option is considered clearly and closely related to its debt host and does not meet the requirement for bifurcation as the Holders can only recover its initial investment upon exercise of its option, there are no interest rate scenarios under which the embedded derivative would at least double the investor’s initial rate of return; (ii) The bifurcation of the conversion feature from the debt host, the Notes, is not required as the scope exception prescribed in ASC 815-10-15 is met as the conversion option is considered indexed to the entity’s own stock and classified in stockholders’ equity; (iii) There is no beneficial conversion feature noted at the issuance date as the conversion price of the Notes is greater than the stock price of the Company at the date of issuance. Therefore, the offering of the Notes and the embedded put option should be accounted for as bundle transactions in accordance with the accounting rule and the value of the Notes and Put Option are measured at par under the caption of convertible debts in the consolidated balance sheets.

The issuance costs of the Notes were recorded as deferred expenses and are amortized as interest expense, using the effective interest method over its expected life from its issuance date to its earliest conversion date pursuant to the accounting rule.

Treasury Stock

In connection with the convertible debt issuance, the Company’s board of directors approved to use up to $100 million of net proceeds to repurchase the Company’s outstanding ordinary shares concurrently through legally permissible means.  For the year ended December 31, 2013, the Company repurchased 1,171,900 ordinary shares in the amount of $100.0 million. All the ordinary shares repurchased are no longer outstanding and pending cancellation and are included as treasury stock. For the years ended December 31, 2012 and 2011, no ordinary shares were repurchased by the Company.